ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Accrued cost of revenue and operating expenses	$ 1,066,988	$ 768,312
Accrued payroll and welfare expenses	316,397	213,369
Business and other taxes payables	246,164	133,636
Other payables	116,338	173,560
Payables and accruals for long-lived assets	32,724	38,473
Accrued interest for convertible notes	3,737	3,917
Finance lease liabilities	$ 3,715	$ 3,138
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Current	Total Current
Liabilities directly associated with the assets held for sale	$ 0	$ 12,020
Others	48,744	50,188
Total Current	1,834,807	1,396,613
Non-current [Abstract]
Finance lease liabilities	$ 10,828	$ 11,844
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total non-current	Total non-current
Others	$ 68,429	$ 75,228
Total non-current	$ 79,257	$ 87,072